UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT  06830


Form 13F File Number: 28-12236


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Managing Director
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      11/7/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      238,471
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Emerging Markets             Common Stock   00301T102    1,010    60,100 SH       SOLE                   60,100      0    0
Telecommunications and
Infrastructure Fund Inc
Aberdeen Indonesia Fund Inc/The       Common Stock   00305P106      644    55,000 SH       SOLE                   55,000      0    0
Aberdeen Israel Fund Inc              Common Stock   00301L109    1,656   118,315 SH       SOLE                  118,315      0    0
Aberdeen Latin America Equity Fund    Common Stock   00306K106      242     8,309 SH       SOLE                    8,309      0    0
Inc
Adams Express Co                      Common Stock   006212104   24,631 2,674,375 SH       SOLE                2,674,375      0    0
Alpine Global Premier Properties Fund Common Stock   02083A103      874   163,658 SH       SOLE                  163,658      0    0
Asia Pacific Fund Inc/The             Common Stock   044901106      505    53,948 SH       SOLE                   53,948      0    0
Bancroft Fund Ltd                     Common Stock   059695106    1,916   129,480 SH       SOLE                  129,480      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101    4,060   743,656 SH       SOLE                  743,656      0    0
Boulder Total Return Fund Inc         Common Stock   101541100    5,107   378,315 SH       SOLE                  378,315      0    0
Calamos Strategic Total Return Fund   Common Stock   128125101   13,483 1,693,898 SH       SOLE                1,693,898      0    0
Central Europe and Russia Fund        Common Stock   153436100       49     1,600 SH       SOLE                    1,600      0    0
Inc/The
Central Securities Corp               Common Stock   155123102   13,445   682,162 SH       SOLE                  682,162      0    0
China Fund Inc/The                    Common Stock   169373107    1,535    66,730 SH       SOLE                   66,730      0    0
Clough Global Allocation Fund         Common Stock   18913Y103    3,062   246,974 SH       SOLE                  246,974      0    0
Clough Global Equity Fund             Common Stock   18914C100    1,185   101,541 SH       SOLE                  101,541      0    0
Clough Global Opportunities Fund      Common Stock   18914E106    4,862   460,855 SH       SOLE                  460,855      0    0
DCA Total Return Fund                 Common Stock   233066109      734   222,506 SH       SOLE                  222,506      0    0
Denali Fund/The                       Common Stock   24823A102      910    67,095 SH       SOLE                   67,095      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101       80    10,617 SH       SOLE                   10,617      0    0
Inc
Eagle Capital Growth Fund Inc         Common Stock   269451100        5       800 SH       SOLE                      800      0    0
Eaton Vance Tax-Managed Buy-Write     Common Stock   27828Y108    1,659   151,954 SH       SOLE                  151,954      0    0
Opportunities Fund
Ellsworth Fund Ltd                    Common Stock   289074106    2,208   343,349 SH       SOLE                  343,349      0    0
European Equity Fund Inc/The          Common Stock   298768102    1,709   290,129 SH       SOLE                  290,129      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104   15,564 1,136,919 SH       SOLE                1,136,919      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109    1,333   215,128 SH       SOLE                  215,128      0    0
Gabelli Healthcare & WellnessRx       Common Stock   36246K103    1,595   238,836 SH       SOLE                  238,836      0    0
Trust/The
GDL Fund/The                          Common Stock   361570104    3,825   320,925 SH       SOLE                  320,925      0    0
General American Investors Co Inc     Common Stock   368802104    8,778   382,323 SH       SOLE                  382,323      0    0
Greater China Fund Inc/The            Common Stock   39167B102    2,259   231,493 SH       SOLE                  231,493      0    0
Guggenheim Enhanced Equitystrategy    Common Stock   40167K100      515    36,170 SH       SOLE                   36,170      0    0
Fund
H&Q Healthcare Investors              Common Stock   404052102    4,703   357,623 SH       SOLE                  357,623      0    0
H&Q Life Sciences Investors           Common Stock   404053100    3,450   329,856 SH       SOLE                  329,856      0    0
Herzfeld Caribbean Basin Fund Inc/The Common Stock   42804T106        5       900 SH       SOLE                      900      0    0
India Fund Inc/The                    Common Stock   454089103       16       696 SH       SOLE                      696      0    0
iShares MSCI Brazil Index Fund        Common Stock   464286400       62     1,200 SH       SOLE                    1,200      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780      175     3,100 SH       SOLE                    3,100      0    0
Japan Smaller Capitalization Fund Inc Common Stock   47109U104    2,954   396,507 SH       SOLE                  396,507      0    0
JF China Region Fund Inc              Common Stock   46614T107    2,209   203,051 SH       SOLE                  203,051      0    0
Korea Equity Fund Inc                 Common Stock   50063B104    3,839   343,046 SH       SOLE                  343,046      0    0
Korea Fund Inc/The                    Common Stock   500634209      488    13,121 SH       SOLE                   13,121      0    0
Latin American Discovery Fund Inc     Common Stock   51828C106       51     3,800 SH       SOLE                    3,800      0    0
Liberty All Star Equity Fund          Common Stock   530158104    8,873 2,164,108 SH       SOLE                2,164,108      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102    1,774   492,718 SH       SOLE                  492,718      0    0
Macquarie Global Infrastructure       Common Stock   55608D101    8,085   527,745 SH       SOLE                  527,745      0    0
Total Return Fund Inc
Malaysia Fund Inc                     Common Stock   560905101      174    19,169 SH       SOLE                   19,169      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105    1,292   134,699 SH       SOLE                  134,699      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106    8,931   636,550 SH       SOLE                  636,550      0    0
Morgan Stanley China A Share Fund Inc Common Stock   617468103      242    11,436 SH       SOLE                   11,436      0    0
Morgan Stanley Eastern Europe Fund    Common Stock   616988101      128     9,465 SH       SOLE                    9,465      0    0
Inc
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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Morgan Stanley India Investment Fund  Common Stock   61745C105       27     1,600 SH       SOLE                    1,600      0    0
Inc
Neuberger Berman Real Estate          Common Stock   64190A103      106    30,029 SH       SOLE                   30,029      0    0
Securities Income Fund Inc
New Germany Fund Inc/The              Common Stock   644465106    6,182   483,725 SH       SOLE                  483,725      0    0
New Ireland Fund Inc/The              Common Stock   645673104        7     1,000 SH       SOLE                    1,000      0    0
Petroleum & Resources Corp            Common Stock   716549100    7,520   332,441 SH       SOLE                  332,441      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       28    17,153 SH       SOLE                   17,153      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101    1,342   100,646 SH       SOLE                  100,646      0    0
RMR Real Estate Income Fund           Common Stock   74964K609    2,088    77,425 SH       SOLE                   77,425      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104    1,642   214,878 SH       SOLE                  214,878      0    0
Royce Value Trust Inc                 Common Stock   780910105   11,152 1,006,465 SH       SOLE                1,006,465      0    0
Shelton Greater China Fund            Common Stock   823014105    1,317   224,659 SH       SOLE                  224,659      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103    8,400   476,217 SH       SOLE                  476,217      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101    3,579   228,822 SH       SOLE                  228,822      0    0
Fund Inc
Taiwan Fund Inc/The                   Common Stock   874036106    4,756   316,635 SH       SOLE                  316,635      0    0
Thai Capital Fund Inc/The             Common Stock   882905201      451    53,767 SH       SOLE                   53,767      0    0
Thai Fund Inc/The                     Common Stock   882904105    4,730   399,873 SH       SOLE                  399,873      0    0
Tri-Continental Corp                  Common Stock   895436103   13,932 1,095,279 SH       SOLE                1,095,279      0    0
Turkish Investment Fund Inc/The       Common Stock   900145103      107     8,400 SH       SOLE                    8,400      0    0
Zweig Total Return Fund Inc/The       Common Stock   989837109    4,212 1,390,024 SH       SOLE                1,390,024      0    0


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